Intangible assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Subtotal		R$ 318,004	R$ 119,334
Goodwill		1,432,894	619,469
Total		1,750,898	738,803
Software
Intangible assets
Subtotal		5,641	2,399
Total		5,641	2,399
Software in progress
Intangible assets
Subtotal		1,032	391
Total		1,032	391
Customer relationship
Intangible assets
Subtotal		288,943	84,195
Total		288,943	84,195
Non-compete agreement
Intangible assets
Subtotal		10,865	13,897
Total		10,865	13,897
Brands
Intangible assets
Subtotal		7,464	14,541
Total		7,464	14,541
Internally developed | Software
Intangible assets
Subtotal	[1]	4,059	3,911
Total		R$ 4,059	R$ 3,911

[1]	Refers to internal expenses with software development to be sold by the Group and also for internal use.